Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 276	¥ 1,898	¥ 1,779
Tax payable	341	2,342	2,271
Interest payable	56	382	267
Users' and distributors' deposits	96	661	563
Purchase of fixed assets and computer parts	275	1,890	1,592
Traffic acquisition costs	423	2,911	2,482
Bandwidth costs	303	2,085	1,824
Content acquisition costs	1,291	8,873	5,866
Funds collected on behalf of service providers	51	353	529
Payable to merchants	50	340	330
Accrued other operating expenses	1,553	10,680	7,720
Others	432	2,966	2,300
Accounts payable and accrued liabilities	$ 5,147	¥ 35,381	¥ 27,523